Shareholders' Equity (Details 2) - Options to non-employees [Member]	6 Months Ended
Jun. 30, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	226,000
Options exercisable	201,661
February 13, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	Feb. 13, 2013
Options outstanding	5,000
Exercise price per share | $ / shares	$ 3.14
Options exercisable	5,000
Exercisable through	Feb-19
August 1, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	Aug. 01, 2013
Options outstanding	150,000
Exercise price per share | $ / shares	$ 3.08
Options exercisable	150,000
Exercisable through	Aug-19
May 14, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	May 14, 2014
Options outstanding	3,000
Exercise price per share | $ / shares	$ 3.32
Options exercisable	2,845
Exercisable through	May-20
February 18, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	Feb. 18, 2015
Options outstanding	3,000
Exercise price per share | $ / shares	$ 3.00
Options exercisable	2,566
Exercisable through	Feb-21
February 10, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	Feb. 10, 2016
Options outstanding	40,000
Exercise price per share | $ / shares	$ 1.44
Options exercisable	28,750
Exercisable through	Feb-22
January 24, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	Jan. 24, 2017
Options outstanding	25,000
Exercise price per share | $ / shares	$ 2.00
Options exercisable	12,500
Exercisable through	Jan-23